FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

              FRANKLIN TEMPLETON INTERNATIONAL TRUST
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/09
                           -------



Item 1. Schedule of Investments.



Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2009

CONTENTS

Franklin India Growth Fund ................................................    3
Templeton Foreign Smaller Companies Fund ..................................    4
Templeton Global Long-Short Fund ..........................................    8
Notes to Statements of Investments ........................................   12
FT (Mauritius) Offshore Investments Limited ...............................   16
Notes to Statement of Investments .........................................   19

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

FRANKLIN INDIA GROWTH FUND                                      SHARES       VALUE
--------------------------                                    ---------   -----------
INVESTMENT IN PORTFOLIO (COST $64,561,967) 99.5%
FT (Mauritius) Offshore Investments Ltd. ..................   7,698,045   $59,221,668
OTHER ASSETS, LESS LIABILITIES 0.5% .......................                   294,961
                                                                          -----------
NET ASSETS 100.0% .........................................               $59,516,629
                                                                          ===========

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 3

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       TEMPLETON FOREIGN SMALLER COMPANIES FUND                            INDUSTRY                        SHARES        VALUE
       ----------------------------------------         ----------------------------------------------  -----------  ------------
       COMMON STOCKS 93.1%
       AUSTRALIA 9.0%
       Billabong International Ltd. ..................         Textiles, Apparel & Luxury Goods             251,491  $  1,934,268
   (a) Billabong International Ltd., 144A ............         Textiles, Apparel & Luxury Goods              45,726       351,688
       Downer EDI Ltd. ...............................          Commercial Services & Supplies              497,849     2,701,149
       Emeco Holdings Ltd. ...........................         Trading Companies & Distributors           4,136,350     1,901,894
   (b) Iluka Resources Ltd. ..........................                  Metals & Mining                     609,311     1,604,560
       Pacific Brands Ltd. ...........................                   Distributors                     1,924,709     1,914,777
   (a) Pacific Brands Ltd., 144A .....................                   Distributors                     1,443,531     1,436,082
       PaperlinX Ltd. ................................              Paper & Forest Products               2,315,514       977,564
                                                                                                                     ------------
                                                                                                                       12,821,982
                                                                                                                     ------------
       BAHAMAS 1.5%
   (b) Steiner Leisure Ltd. ..........................           Diversified Consumer Services               65,669     2,082,364
                                                                                                                     ------------
       BELGIUM 2.2%
   (b) Barco NV ......................................  Electronic Equipment, Instruments & Components       71,254     3,165,684
                                                                                                                     ------------
       CANADA 7.0%
   (b) ATS Automation Tooling Systems Inc. ...........                     Machinery                        359,759     1,552,124
       Biovail Corp. .................................                  Pharmaceuticals                     149,727     1,993,489
       Canaccord Capital Inc. ........................                  Capital Markets                     399,073     3,125,047
       Dorel Industries Inc., B ......................                Household Durables                     46,315     1,074,295
   (b) Genworth MI Canada Inc. .......................            Thrifts & Mortgage Finance                 19,100       344,679
(a, b) Genworth MI Canada Inc., 144A .................            Thrifts & Mortgage Finance                 76,400     1,378,716
   (b) GSI Group Inc. ................................  Electronic Equipment, Instruments & Components      305,872       189,610
   (c) Mullen Group Ltd. .............................            Energy Equipment & Services                34,500       416,126
                                                                                                                     ------------
                                                                                                                       10,074,086
                                                                                                                     ------------
       CAYMAN ISLANDS 1.2%
       Stella International Holdings Ltd. ............         Textiles, Apparel & Luxury Goods           1,009,500     1,669,941
                                                                                                                     ------------
       CHINA 6.3%
       AAC Acoustic Technologies Holdings Inc.........            . Communications Equipment              2,300,000     2,219,914
   (b) Bio-Treat Technology Ltd. .....................          Commercial Services & Supplies            4,721,875       213,214
       People's Food Holdings Ltd. ...................                   Food Products                    5,399,101     2,625,475
       Sinotrans Ltd., H .............................              Air Freight & Logistics               9,716,000     2,457,255
       Travelsky Technology Ltd., H ..................                    IT Services                     1,980,150     1,433,401
                                                                                                                     ------------
                                                                                                                        8,949,259
                                                                                                                     ------------
       FINLAND 2.8%
       Amer Sports OYJ ...............................           Leisure Equipment & Products               185,062     1,780,502
   (b) Elcoteq SE, A .................................             Communications Equipment                  97,273       124,784
       Huhtamaki OYJ .................................              Containers & Packaging                  180,053     2,032,577
                                                                                                                     ------------
                                                                                                                        3,937,863
                                                                                                                     ------------
       GERMANY 0.9%
   (b) Jenoptik AG ...................................  Electronic Equipment, Instruments & Components      271,600     1,316,225
                                                                                                                     ------------
       HONG KONG 8.6%
       Asia Satellite Telecommunications Holdings
          Ltd. .......................................      Diversified Telecommunication Services          744,402     1,066,196
       Dah Sing Financial Group ......................                 Commercial Banks                     650,069     2,969,405


                     4 | Quarterly Statements of Investments

Franklin Templeton International Trust

       TEMPLETON FOREIGN SMALLER COMPANIES FUND                            INDUSTRY                        SHARES        VALUE
       ----------------------------------------         ----------------------------------------------  -----------  ------------
       COMMON STOCKS (CONTINUED)
       HONG KONG (CONTINUED)
   (b) Fountain Set (Holdings) Ltd. ..................         Textiles, Apparel & Luxury Goods           6,512,566  $  1,033,627
       Giordano International Ltd. ...................                 Specialty Retail                   7,329,910     2,288,868
       Hung Hing Printing Group Ltd. .................              Containers & Packaging                1,030,260       268,538
       Lerado Group (Holding) Co. Ltd. ...............           Leisure Equipment & Products             6,686,706       595,344
       Texwinca Holdings Ltd. ........................         Textiles, Apparel & Luxury Goods           3,146,808     2,464,709
       Yue Yuen Industrial Holdings Ltd. .............         Textiles, Apparel & Luxury Goods             573,545     1,557,852
                                                                                                                     ------------
                                                                                                                       12,244,539
                                                                                                                     ------------
       JAPAN 6.3%
       Aiful Corp. ...................................                 Consumer Finance                     221,800       724,102
       Asics Corp. ...................................         Textiles, Apparel & Luxury Goods               6,000        56,735
       Descente Ltd. .................................         Textiles, Apparel & Luxury Goods             418,000     1,960,824
       Kobayashi Pharmaceutical Co. Ltd. .............                 Personal Products                     18,100       697,993
       MEITEC Corp. ..................................               Professional Services                   41,048       748,535
       Nichii Gakkan Co. .............................         Health Care Providers & Services              87,500       950,343
       Sohgo Security Services Co. Ltd. ..............          Commercial Services & Supplies               95,701     1,080,870
   (b) Takuma Co. Ltd. ...............................                     Machinery                        755,000     1,826,677
       USS Co. Ltd. ..................................                 Specialty Retail                      15,110       945,074
                                                                                                                     ------------
                                                                                                                        8,991,153
                                                                                                                     ------------
       NETHERLANDS 6.8%
       Aalberts Industries NV ........................                     Machinery                        135,051     1,255,067
   (b) Draka Holding NV ..............................               Electrical Equipment                   138,513     2,234,902
       Mediq NV ......................................         Health Care Providers & Services             142,725     1,889,486
       SBM Offshore NV ...............................            Energy Equipment & Services                68,406     1,308,483
       Twentsche Kabel Holdings NV ...................             Communications Equipment                  66,943       973,256
   (b) USG People NV .................................               Professional Services                  155,414     2,071,206
                                                                                                                     ------------
                                                                                                                        9,732,400
                                                                                                                     ------------
       NORWAY 0.5%
       Tomra Systems ASA .............................          Commercial Services & Supplies              185,200       703,712
                                                                                                                     ------------
       PHILIPPINES 0.7%
   (b) First Gen Corp. ...............................   Independent Power Producers & Energy Traders     2,261,000     1,059,402
                                                                                                                     ------------
       SINGAPORE 0.2%
   (b) Huan Hsin Holdings Ltd. .......................  Electronic Equipment, Instruments & Components    1,985,075       296,486
                                                                                                                     ------------
       SOUTH KOREA 10.1%
       Binggrae Co. Ltd. .............................                   Food Products                       44,770     1,603,767
       Busan Bank ....................................                 Commercial Banks                     359,845     3,443,352
       Daeduck Electronics Co. Ltd. ..................  Electronic Equipment, Instruments & Components      163,043       520,719
       Daegu Bank Co. Ltd. ...........................                 Commercial Banks                     247,985     2,849,586
       Halla Climate Control Corp. ...................                  Auto Components                     236,390     1,931,411
       INTOPS Co. Ltd. ...............................  Electronic Equipment, Instruments & Components       48,182       813,739
       Sindoh Co. Ltd. ...............................                Office Electronics                     37,837     1,853,632
   (b) Youngone Corp. ................................         Textiles, Apparel & Luxury Goods             137,199       936,954
       Youngone Holdings Co. Ltd. ....................         Textiles, Apparel & Luxury Goods              34,300       542,816
                                                                                                                     ------------
                                                                                                                       14,495,976
                                                                                                                     ------------
       SPAIN 1.8%
       Sol Melia SA ..................................           Hotels, Restaurants & Leisure              376,985     2,622,197
                                                                                                                     ------------


                     Quarterly Statements of Investments | 5

Franklin Templeton International Trust

       TEMPLETON FOREIGN SMALLER COMPANIES FUND                            INDUSTRY                        SHARES        VALUE
       ----------------------------------------         ----------------------------------------------  -----------  ------------
       COMMON STOCKS (CONTINUED)
       SWEDEN 1.1%
(b, d) D. Carnegie & Co. AB ..........................                  Capital Markets                     456,515  $         --
       Niscayah Group AB .............................          Commercial Services & Supplies              924,190     1,639,952
                                                                                                                     ------------
                                                                                                                        1,639,952
                                                                                                                     ------------
       SWITZERLAND 3.9%
       Panalpina Welttransport Holding AG ............              Air Freight & Logistics                  23,222     1,781,628
       Verwaltungs- und Privat-Bank AG ...............                  Capital Markets                      20,343     2,626,622
       Vontobel Holding AG ...........................                  Capital Markets                      37,896     1,209,070
                                                                                                                     ------------
                                                                                                                        5,617,320
                                                                                                                     ------------
       TAIWAN 8.0%
       AcBel Polytech Inc. ...........................               Electrical Equipment                 2,486,268     1,648,166
   (b) D-Link Corp. ..................................             Communications Equipment               1,257,949     1,127,208
       Giant Manufacturing Co. Ltd. ..................           Leisure Equipment & Products               682,050     1,889,617
       KYE Systems Corp. .............................              Computers & Peripherals               2,169,132     2,095,748
       Simplo Technology Co. Ltd. ....................              Computers & Peripherals                  27,357       120,067
   (b) Ta Chong Bank Ltd. ............................                 Commercial Banks                  12,249,000     2,165,321
       Taiwan Fu Hsing ...............................                 Building Products                  1,670,980       791,946
       Test-Rite International Co. Ltd. ..............                   Distributors                     3,235,183     1,538,216
                                                                                                                     ------------
                                                                                                                       11,376,289
                                                                                                                     ------------
       THAILAND 5.7%
       Bank of Ayudhya Public Co. Ltd., fgn. .........                 Commercial Banks                   6,366,400     3,461,017
       Glow Energy Public Co. Ltd., fgn. .............   Independent Power Producers & Energy Traders     2,198,154     1,921,689
       Siam City Bank Public Co. Ltd., fgn. ..........                 Commercial Banks                   2,156,300     1,140,564
       Total Access Communication Public Co. Ltd.,
          fgn. .......................................        Wireless Telecommunication Services         1,710,650     1,693,544
                                                                                                                     ------------
                                                                                                                        8,216,814
                                                                                                                     ------------
       UNITED KINGDOM 8.5%
       Bodycote PLC ..................................                     Machinery                        599,502     1,431,671
       Fiberweb PLC ..................................                 Personal Products                  2,209,286     2,481,194
       Future PLC ....................................                       Media                        3,140,311       983,310
       GAME Group PLC ................................                 Specialty Retail                     546,262     1,345,580
       Henderson Group PLC ...........................                  Capital Markets                   1,756,471     3,094,638
       Yule Catto & Co. PLC ..........................                     Chemicals                      1,512,452     2,898,349
                                                                                                                     ------------
                                                                                                                       12,234,742
                                                                                                                     ------------
       TOTAL COMMON STOCKS
          (COST $163,723,105) ........................                                                                133,248,386
                                                                                                                     ------------


                     6 | Quarterly Statements of Investments

Franklin Templeton International Trust

                                                                                                         PRINCIPAL
       TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                            AMOUNT        VALUE
       ----------------------------------------                                                         -----------  ------------
       SHORT TERM INVESTMENTS
       (COST $10,229,923) 7.1%
       U.S. GOVERNMENT AND AGENCY SECURITIES 7.1%
   (e) FHLB, 8/03/09 .................................                                                  $10,230,000  $ 10,229,923
                                                                                                                     ------------
       TOTAL INVESTMENTS (COST $173,953,028) 100.2% ..                                                                143,478,309
       OTHER ASSETS, LESS LIABILITIES (0.2)% .........                                                                   (303,929)
                                                                                                                     ------------
       NET ASSETS 100.0% .............................                                                               $143,174,380
                                                                                                                     ============

See Abbreviations on page 15.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the aggregate value of these securities was $3,166,486, representing 2.21% of net assets.

(b)  Non-income producing.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2009, the value of this security was $0.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 7

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

       TEMPLETON GLOBAL LONG-SHORT FUND                                    INDUSTRY                        SHARES        VALUE
       --------------------------------                 ----------------------------------------------  -----------  ------------
       COMMON STOCKS 95.7%
       AUSTRALIA 1.1%
       Brambles Ltd. .................................           Commercial Services & Supplies              48,841  $    244,578
       Qantas Airways Ltd. ...........................                      Airlines                        231,000       448,029
                                                                                                                     ------------
                                                                                                                          692,607
                                                                                                                     ------------
       AUSTRIA 1.7%
       Telekom Austria AG ............................       Diversified Telecommunication Services          72,300     1,103,695
                                                                                                                     ------------
       FRANCE 8.1%
       Compagnie Generale des Etablissements
          Michelin, B ................................                   Auto Components                     11,290       815,231
       France Telecom SA .............................       Diversified Telecommunication Services          45,650     1,139,327
       GDF Suez ......................................                   Multi-Utilities                     16,500       630,407
       Sanofi-Aventis ................................                   Pharmaceuticals                     18,570     1,216,504
       Total SA, B ...................................             Oil, Gas & Consumable Fuels               15,420       855,199
       Vivendi SA ....................................                        Media                          18,540       476,328
                                                                                                                     ------------
                                                                                                                        5,132,996
                                                                                                                     ------------
       GERMANY 5.1%
       Bayerische Motoren Werke AG ...................                     Automobiles                       18,670       858,081
       E.ON AG .......................................                 Electric Utilities                    16,480       627,412
       Muenchener Rueckversicherungs-Gesellschaft
          AG .........................................                      Insurance                         5,550       840,906
       Siemens AG ....................................              Industrial Conglomerates                 11,440       912,158
                                                                                                                     ------------
                                                                                                                        3,238,557
                                                                                                                     ------------
       GREECE 0.2%
       Diana Shipping Inc. ...........................                       Marine                           9,900       140,976
                                                                                                                     ------------
       IRELAND 0.5%
       CRH PLC .......................................               Construction Materials                  13,230       315,861
                                                                                                                     ------------
       ITALY 1.9%
       Eni SpA .......................................             Oil, Gas & Consumable Fuels               23,458       546,007
   (a) Intesa Sanpaolo SpA ...........................                  Commercial Banks                    176,420       656,940
                                                                                                                     ------------
                                                                                                                        1,202,947
                                                                                                                     ------------
       JAPAN 1.3%
       Toyota Motor Corp. ............................                     Automobiles                       19,255       811,700
                                                                                                                     ------------
       NETHERLANDS 4.1%
       Akzo Nobel NV .................................                      Chemicals                        10,510       576,672
       ING Groep NV ..................................           Diversified Financial Services              82,000     1,051,674
   (a) Randstad Holding NV ...........................                Professional Services                  29,410     1,018,645
                                                                                                                     ------------
                                                                                                                        2,646,991
                                                                                                                     ------------
       NORWAY 1.6%
   (a) Telenor ASA ...................................       Diversified Telecommunication Services         110,230     1,016,374
                                                                                                                     ------------
       PORTUGAL 1.2%
       Banco Espirito Santo SA .......................                  Commercial Banks                    128,623       803,181
                                                                                                                     ------------
       RUSSIA 1.8%
       Gazprom, ADR ..................................             Oil, Gas & Consumable Fuels               56,600     1,174,450
                                                                                                                     ------------


                     8 | Quarterly Statements of Investments

Franklin Templeton International Trust

       TEMPLETON GLOBAL LONG-SHORT FUND                                    INDUSTRY                        SHARES        VALUE
       --------------------------------                 ----------------------------------------------  -----------  ------------
       COMMON STOCKS (CONTINUED)
       SINGAPORE 3.9%
   (a) Flextronics International Ltd. ................  Electronic Equipment, Instruments & Components      263,160  $  1,400,011
       Singapore Telecommunications Ltd. .............      Diversified Telecommunication Services          436,000     1,060,090
                                                                                                                     ------------
                                                                                                                        2,460,101
                                                                                                                     ------------
       SOUTH KOREA 1.7%
       Samsung Electronics Co. Ltd. ..................     Semiconductors & Semiconductor Equipment           1,790     1,059,917
                                                                                                                     ------------
       SPAIN 2.3%
       Iberdrola SA ..................................                Electric Utilities                     38,170       327,522
       Telefonica SA .................................      Diversified Telecommunication Services           45,130     1,122,811
                                                                                                                     ------------
                                                                                                                        1,450,333
                                                                                                                     ------------
       SWITZERLAND 4.1%
       Adecco SA .....................................               Professional Services                   21,890     1,054,767
       Roche Holding AG ..............................                  Pharmaceuticals                       9,702     1,529,554
                                                                                                                     ------------
                                                                                                                        2,584,321
                                                                                                                     ------------
       TAIWAN 2.9%
   (b) Compal Electronics Inc., GDR, Reg S ...........              Computers & Peripherals                 138,925       680,732
   (c) Taiwan Semiconductor Manufacturing Co. Ltd.,
          ADR ........................................     Semiconductors & Semiconductor Equipment         109,348     1,144,874
                                                                                                                     ------------
                                                                                                                        1,825,606
                                                                                                                     ------------
       TURKEY 1.7%
       Turkcell Iletisim Hizmetleri AS, ADR ..........       Wireless Telecommunication Services             67,900     1,071,462
                                                                                                                     ------------
       UNITED KINGDOM 16.0%
       Aviva PLC .....................................                     Insurance                        163,980       961,886
       BAE Systems PLC ...............................                Aerospace & Defense                   123,103       631,651
   (c) BP PLC ........................................            Oil, Gas & Consumable Fuels               164,888     1,370,895
       British Sky Broadcasting Group PLC ............                       Media                          117,815     1,074,261
       G4S PLC .......................................          Commercial Services & Supplies              188,439       671,870
       GlaxoSmithKline PLC ...........................                  Pharmaceuticals                      59,509     1,141,877
       Informa Group PLC .............................                       Media                           39,720       159,032
       Kingfisher PLC ................................                 Specialty Retail                     257,486       913,753
       Pearson PLC ...................................                       Media                           41,903       485,647
   (a) Premier Foods PLC .............................                   Food Products                      166,327       107,634
(a, d) Premier Foods PLC, 144A .......................                   Food Products                      321,941       208,336
       Royal Dutch Shell PLC, B ......................            Oil, Gas & Consumable Fuels                42,558     1,105,167
       The Sage Group PLC ............................                     Software                           8,000        26,159
       Vodafone Group PLC ............................        Wireless Telecommunication Services           642,656     1,317,397
                                                                                                                     ------------
                                                                                                                       10,175,565
                                                                                                                     ------------
       UNITED STATES 34.5%
       Accenture Ltd., A .............................                    IT Services                        23,170       812,572
       ACE Ltd. ......................................                     Insurance                          7,000       343,420
   (c) American Express Co. ..........................                 Consumer Finance                      21,680       614,194
(a, c) Amgen Inc. ....................................                   Biotechnology                       13,010       810,653
       (c) Aon Corp. .................................                     Insurance                         11,200       441,840
       The Bank of New York Mellon Corp. .............                  Capital Markets                      19,160       523,834
(a, c) Cisco Systems Inc. ............................             Communications Equipment                  59,120     1,301,231
   (c) Comcast Corp., A ..............................                       Media                           83,380     1,239,027


                     Quarterly Statements of Investments | 9

Franklin Templeton International Trust

       TEMPLETON GLOBAL LONG-SHORT FUND                                    INDUSTRY                        SHARES        VALUE
       --------------------------------                 ----------------------------------------------  -----------  ------------
       COMMON STOCKS (CONTINUED)
       UNITED STATES (CONTINUED)
       Covidien PLC ..................................         Health Care Equipment & Supplies              18,850  $    712,719
       CVS Caremark Corp. ............................             Food & Staples Retailing                   9,550       319,734
   (a) Dell Inc. .....................................              Computers & Peripherals                  11,480       153,602
       E. I. du Pont de Nemours and Co. ..............                     Chemicals                         28,400       878,412
       FedEx Corp. ...................................              Air Freight & Logistics                  12,649       858,108
       The Gap Inc. ..................................                 Specialty Retail                      45,140       736,685
   (c) General Electric Co. ..........................             Industrial Conglomerates                  36,720       492,048
       Halliburton Co. ...............................            Energy Equipment & Services                23,190       512,267
       Invesco Ltd. ..................................                  Capital Markets                      29,330       579,268
       Marsh & McLennan Cos. Inc. ....................                     Insurance                         31,380       640,780
   (c) Merck & Co. Inc. ..............................                  Pharmaceuticals                      50,140     1,504,702
   (c) Microsoft Corp. ...............................                     Software                          42,420       997,718
   (c) News Corp., A .................................                       Media                           66,440       686,325
   (c) Oracle Corp. ..................................                     Software                          42,030       930,124
   (c) Pfizer Inc. ...................................                  Pharmaceuticals                      70,240     1,118,923
(a, c) Progressive Corp. .............................                     Insurance                         66,270     1,032,487
   (a) Sprint Nextel Corp. ...........................        Wireless Telecommunication Services           131,940       527,760
   (c) Target Corp. ..................................                 Multiline Retail                      19,095       832,924
       Time Warner Cable Inc. ........................                       Media                           16,973       561,127
       Tyco Electronics Ltd. .........................  Electronic Equipment, Instruments & Components       35,750       767,553
       Tyco International Ltd. .......................             Industrial Conglomerates                  19,610       592,614
       The Walt Disney Co. ...........................                       Media                           17,050       428,296
                                                                                                                     ------------
                                                                                                                       21,950,947
                                                                                                                     ------------
       TOTAL COMMON STOCKS
          (COST $68,375,446) .........................                                                                 60,858,587
                                                                                                                     ------------
       PREFERRED STOCKS (COST $297,113) 0.7%
       BRAZIL 0.7%
       Vale SA, ADR, pfd., A .........................                  Metals & Mining                      26,640       458,208
                                                                                                                     ------------
       TOTAL INVESTMENTS (COST $68,672,559) 96.4% ....                                                                 61,316,795
       OPTIONS WRITTEN (0.0)%(e) .....................                                                                     (6,750)
       SECURITIES SOLD SHORT (24.1)% .................                                                                (15,333,109)
       OTHER ASSETS, LESS LIABILITIES 27.7% ..........                                                                 17,625,409
                                                                                                                     ------------
       NET ASSETS 100.0% .............................                                                               $ 63,602,345
                                                                                                                     ============

                                                                                                         CONTRACTS
                                                                                                        -----------
       OPTIONS WRITTEN 0.0%e
       CALL OPTIONS 0.0%e
       UNITED STATES 0.0%e
       Comcast Corp., Oct. 17.5 Calls, 10/17/09 ......                       Media                              250  $      6,000
                                                                                                                     ------------
       PUT OPTIONS 0.0%e
       UNITED STATES 0.0%e
       Netflix Inc., Sep. 32.50 Puts, 9/19/09 ........             Internet & Catalog Retail                     50           750
                                                                                                                     ------------
       TOTAL OPTIONS WRITTEN
          (PREMIUMS RECEIVED $36,950) ................                                                                      6,750
                                                                                                                     ------------


                    10 | Quarterly Statements of Investments

Franklin Templeton International Trust

       TEMPLETON GLOBAL LONG-SHORT FUND                                    INDUSTRY                        SHARES        VALUE
       --------------------------------                 ----------------------------------------------  -----------  ------------
       SECURITIES SOLD SHORT 24.1%
       GERMANY 1.7%
       iShares MSCI Germany Index Fund ...............          Diversified Financial Services               52,549  $  1,058,338
                                                                                                                     ------------
       SOUTH KOREA 2.5%
       iShares MSCI South Korea Index Fund ...........          Diversified Financial Services               38,630     1,608,554
                                                                                                                     ------------
       SWITZERLAND 2.3%
       iShares MSCI Switzerland Index Fund ...........          Diversified Financial Services               74,440     1,456,791
                                                                                                                     ------------
       UNITED KINGDOM 1.0%
       iShares MSCI United Kingdom Index Fund ........          Diversified Financial Services               44,640       639,691
                                                                                                                     ------------
       UNITED STATES 16.6%
       AMB Property Corp. ............................           Real Estate Investment Trusts               28,980       574,093
       CBS Corp., B ..................................                       Media                           22,680       185,749
       CoStar Group Inc. .............................               Professional Services                   24,580       902,823
       Eagle Bulk Shipping Inc. ......................                      Marine                           25,120       144,440
       Granite Construction Inc. .....................            Construction & Engineering                 12,080       409,270
       Iron Mountain Inc. ............................                Commercial Services                    16,840       491,896
       Marriott International Inc., A ................           Hotels, Restaurants & Leisure               13,961       300,727
       Meredith Corp. ................................                       Media                           29,570       782,718
       Netflix Inc. ..................................             Internet & Catalog Retail                 22,430       985,574
       PACCAR Inc. ...................................                     Machinery                         27,990       969,854
       PowerShares QQQ Nasdaq 100 ....................          Diversified Financial Services               53,728     2,118,495
       SPDR Trust Series 1 ...........................          Diversified Financial Services               21,043     2,079,259
       Vulcan Materials Co. (Holding Co) .............              Construction Materials                   13,160       624,837
                                                                                                                     ------------
                                                                                                                       10,569,735
                                                                                                                     ------------
       TOTAL SECURITIES SOLD SHORT
          (PROCEEDS $13,108,962) .....................                                                               $ 15,333,109
                                                                                                                     ------------

See Abbreviations on page 15.

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the value of this security was $680,732, representing 1.07% of net assets.

(c) Security or a portion of the security has been segregated as collateral for securities sold short and open written options contracts. At July 31, 2009, the value of securities and/or cash pledged amounted to $29,446,195.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2009, the value of this security was $208,336, representing 0.33% of net assets.

(e)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Templeton International Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement of Investments. At July 31, 2009, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.


                    12 | Quarterly Statements of Investments

Franklin Templeton International Trust

2. SECURITY VALUATION (CONTINUED)

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies such as baskets of American Depository Receipts, futures contracts and exchange traded funds. These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

The India Growth Fund's investment in the Portfolio's shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

3. INCOME TAXES

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                         TEMPLETON         TEMPLETON
                                                     FRANKLIN INDIA   FOREIGN SMALLER       GLOBAL
                                                       GROWTH FUND*    COMPANIES FUND   LONG-SHORT FUND
                                                     --------------   ---------------   ---------------
Cost of investments ..............................    $50,549,946      $173,978,638      $ 70,999,467
                                                      ===========      ============      ============
Unrealized appreciation ..........................    $ 7,454,404      $ 20,115,524      $  5,375,036
Unrealized depreciation ..........................     (1,569,928)      (50,615,853)      (15,057,708)
                                                      -----------      ------------      ------------
Net unrealized appreciation (depreciation) .......    $ 5,884,476      $(30,500,329)     $ (9,682,672)
                                                      ===========      ============      ============

*    Includes the holdings of the Portfolio.

4. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.


                    Quarterly Statements of Investments | 13

Franklin Templeton International Trust

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                        LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                     ------------   -----------   -------   ------------
FRANKLIN INDIA GROWTH FUND
   ASSETS:
      Investments in Portfolio ...................   $ 59,221,668   $        --    $--      $ 59,221,668
TEMPLETON FOREIGN SMALLER COMPANIES FUND
   ASSETS:
      Investments in Securities:
         Equity Investments:
               Sweden ............................      1,639,952            --     --(a)      1,639,952
            All Other Equity Investments(b) ......    131,608,434            --     --       131,608,434
      Short Term Investments .....................             --    10,229,923     --        10,229,923
                                                     ------------   -----------    ---      ------------
               Total Investments in Securities ...   $133,248,386   $10,229,923    $--      $143,478,309
                                                     ============   ===========    ===      ============
TEMPLETON GLOBAL LONG-SHORT FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(c) ...................   $ 61,316,795   $        --    $--      $ 61,316,795
LIABILITIES:
      Options Written ............................          6,750            --     --             6,750
      Securities Sold Short ......................     15,333,109            --     --        15,333,109

(a)  Includes security determined to have no value at July 31, 2009.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

(c)  Includes common and preferred stock as well as other equity investments.


                    14 | Quarterly Statements of Investments

Franklin Templeton International Trust

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through September 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
GDR  - Global Depository Receipt

For information on the Funds' policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 15

FT (Mauritius) Offshore Investments Limited

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

                                                             SHARES      VALUE
                                                            -------   -----------
    COMMON STOCKS 95.3%
    INDIA 95.3%
    AUTOMOBILES 1.0%
    Hero Honda Motors Ltd. ..............................    17,306   $   580,968
                                                                      -----------
    BEVERAGES 0.8%
    United Spirits Ltd. .................................    22,432       477,885
                                                                      -----------
    CAPITAL MARKETS 1.0%
    India Infoline Ltd. .................................   211,254       602,952
                                                                      -----------
    CHEMICALS 2.8%
    Asian Paints Ltd. ...................................    57,300     1,687,609
                                                                      -----------
    COMMERCIAL BANKS 17.0%
    Axis Bank Ltd. ......................................    69,444     1,332,541
    Bank of India .......................................    75,087       517,562
    HDFC Bank Ltd. ......................................   116,133     3,641,465
    ICICI Bank Ltd. .....................................   146,313     2,322,193
    State Bank of India .................................    37,993     1,441,073
(a) Yes Bank Ltd. .......................................   239,335       798,951
                                                                      -----------
                                                                       10,053,785
                                                                      -----------
    CONSTRUCTION & ENGINEERING 2.5%
    Larsen & Toubro Ltd. ................................    46,576     1,467,254
                                                                      -----------
    CONSTRUCTION MATERIALS 5.0%
    ACC Ltd. ............................................    35,000       644,966
    Grasim Industries Ltd. ..............................    21,863     1,252,511
    Ultra Tech Cement Ltd. ..............................    62,896     1,049,932
                                                                      -----------
                                                                        2,947,409
                                                                      -----------
    DIVERSIFIED FINANCIAL SERVICES 6.0%
    Crisil Ltd. .........................................     8,552       739,818
    Kotak Mahindra Bank Ltd. ............................   203,862     2,787,357
                                                                      -----------
                                                                        3,527,175
                                                                      -----------
    ELECTRICAL EQUIPMENT 7.8%
    ABB Ltd. India ......................................    75,895     1,109,265
    Bharat Heavy Electricals Ltd. .......................    49,971     2,328,027
    Crompton Greaves Ltd. ...............................   189,570     1,170,320
                                                                      -----------
                                                                        4,607,612
                                                                      -----------
    FOOD PRODUCTS 5.5%
    GlaxoSmithkline Consumer Healthcare Ltd. ............    28,805       665,451
    Nestle India Ltd. ...................................    56,149     2,588,959
                                                                      -----------
                                                                        3,254,410
                                                                      -----------
    HOUSEHOLD PRODUCTS 3.1%
    Hindustan Unilever Ltd. .............................   302,639     1,842,728
                                                                      -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
(a) PTC India Ltd. ......................................   146,565       278,113
                                                                      -----------


                     16 | Quarterly Statement of Investments

FT (Mauritius) Offshore Investments Limited

                                                             SHARES      VALUE
                                                            -------   -----------
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 1.3%
    Jaiprakash Associates Ltd. ..........................   154,283   $   776,980
                                                                      -----------
    IT SERVICES 7.5%
    Infosys Technologies Ltd. ...........................    77,386     3,339,613
    Tata Consultancy Services Ltd. ......................    57,709       635,191
    Wipro Ltd. ..........................................    44,116       452,598
                                                                      -----------
                                                                        4,427,402
                                                                      -----------
    MACHINERY 3.1%
    Ashok Leyland Ltd. ..................................   261,881       199,867
    Cummins India Ltd. ..................................   236,412     1,360,389
    Thermax India Ltd. ..................................    32,312       296,331
                                                                      -----------
                                                                        1,856,587
                                                                      -----------
    MEDIA 1.7%
(a) IBN18 Broadcast Ltd. ................................   238,585       573,951
    New Delhi Television Ltd. ...........................     6,750        19,167
(a) Television Eighteen India Ltd. ......................   204,788       434,197
                                                                      -----------
                                                                        1,027,315
                                                                      -----------
    METALS & MINING 1.4%
    Jindal Steel & Power Ltd. ...........................    11,045       679,501
    National Aluminium Co. Ltd. .........................     2,083        13,437
    Sesa Goa Ltd. .......................................    30,379       153,531
                                                                      -----------
                                                                          846,469
                                                                      -----------
    OIL, GAS & CONSUMABLE FUELS 12.3%
    Bharat Petroleum Corp. Ltd. .........................   106,047     1,048,829
(a) Cairn India Ltd. ....................................   115,649       570,205
    Indian Oil Corp. Ltd. ...............................    35,312       403,919
    Oil & Natural Gas Corp. Ltd. ........................    61,000     1,485,300
(a) Reliance Industries Ltd. ............................    91,665     3,751,125
                                                                      -----------
                                                                        7,259,378
                                                                      -----------
    PERSONAL PRODUCTS 2.1%
    Marico Ltd. .........................................   687,917     1,260,762
                                                                      -----------
    PHARMACEUTICALS 1.5%
    Ipca Laboratories Ltd. ..............................       400         5,139
    Lupin Laboratories Ltd. .............................    43,523       860,814
                                                                      -----------
                                                                          865,953
                                                                      -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
    DLF Ltd. ............................................    58,279       482,744
                                                                      -----------
    SOFTWARE 1.0%
    Financial Technologies (India) Ltd. .................    20,540       605,420
                                                                      -----------
    TEXTILES, APPAREL & LUXURY GOODS 0.8%
    Titan Industries Ltd. ...............................    17,417       446,760
                                                                      -----------


                     Quarterly Statement of Investments | 17

FT (Mauritius) Offshore Investments Limited

                                                             SHARES      VALUE
                                                            -------   -----------
    COMMON STOCKS (CONTINUED)
    THRIFTS & MORTGAGE FINANCE 4.6%
    Housing Development Finance Corp. Ltd. ..............    52,085   $ 2,756,394
                                                                      -----------
    WIRELESS TELECOMMUNICATION SERVICES 4.2%
    Bharti Airtel Ltd. ..................................   290,568     2,494,358
                                                                      -----------
    TOTAL COMMON STOCKS (COST $48,675,234) ..............              56,434,422
                                                                      -----------
    OTHER ASSETS, LESS LIABILITIES 4.7% .................               2,787,246
                                                                      -----------
    NET ASSETS 100.0% ...................................             $59,221,668
                                                                      ===========

(a)  Non-income producing.

                     See Notes to Statement of Investments.


                     18 | Quarterly Statement of Investments

FT (Mauritius) Offshore Investments Limited

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2009, the Fund owned 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Portfolio follows the Fund's procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Portfolio. The investment manager monitors price


                     Quarterly Statement of Investments | 19

FT (Mauritius) Offshore Investments Limited

2. SECURITY VALUATION (CONTINUED)

movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At July 31, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 1 inputs.

4. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through September 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     20 | Quarterly Statement of Investments





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST



By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  September 25, 2009